Related Parties - Major Consolidated Subsidiaries (Detail)	12 Months Ended
Mar. 31, 2019
Honda R&D Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company	Honda R&D Co., Ltd.
Country of Incorporation	Japan
Function	Research & Development
Percentage Ownership	100.00%
Percentage Voting Interest	100.00%
Honda Finance Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company	Honda Finance Co., Ltd.
Country of Incorporation	Japan
Function	Finance
Percentage Ownership	100.00%
Percentage Voting Interest	100.00%
American Honda Motor Co., Inc. [member]
Disclosure of subsidiaries [line items]
Company	American Honda Motor Co., Inc.
Country of Incorporation	U.S.A.
Function	Sales
Percentage Ownership	100.00%
Percentage Voting Interest	100.00%
Honda Aero., Inc. [member]
Disclosure of subsidiaries [line items]
Company	Honda Aero., Inc.
Country of Incorporation	U.S.A.
Function	Manufacturing
Percentage Ownership	100.00%
Percentage Voting Interest	100.00%
Honda North America, Inc. [member]
Disclosure of subsidiaries [line items]
Company	Honda North America, Inc.
Country of Incorporation	U.S.A.
Function	Coordination of Subsidiaries Operation
Percentage Ownership	100.00%
Percentage Voting Interest	100.00%
Honda of America Mfg., Inc. [member]
Disclosure of subsidiaries [line items]
Company	Honda of America Mfg., Inc.
Country of Incorporation	U.S.A.
Function	Manufacturing
Percentage Ownership	100.00%
Percentage Voting Interest	100.00%
American Honda Finance Corporation [member]
Disclosure of subsidiaries [line items]
Company	American Honda Finance Corporation
Country of Incorporation	U.S.A.
Function	Finance
Percentage Ownership	100.00%
Percentage Voting Interest	100.00%
Honda Aircraft Company, LLC [member]
Disclosure of subsidiaries [line items]
Company	Honda Aircraft Company, LLC
Country of Incorporation	U.S.A.
Function	Research & Development, Manufacturing and Sales
Percentage Ownership	100.00%
Percentage Voting Interest	100.00%
Honda Manufacturing of Alabama, LLC [member]
Disclosure of subsidiaries [line items]
Company	Honda Manufacturing of Alabama, LLC
Country of Incorporation	U.S.A.
Function	Manufacturing
Percentage Ownership	100.00%
Percentage Voting Interest	100.00%
Honda Manufacturing of Indiana, LLC [member]
Disclosure of subsidiaries [line items]
Company	Honda Manufacturing of Indiana, LLC
Country of Incorporation	U.S.A.
Function	Manufacturing
Percentage Ownership	100.00%
Percentage Voting Interest	100.00%
Honda Transmission Mfg. of America, Inc. [member]
Disclosure of subsidiaries [line items]
Company	Honda Transmission Mfg. of America, Inc.
Country of Incorporation	U.S.A.
Function	Manufacturing
Percentage Ownership	100.00%
Percentage Voting Interest	100.00%
Honda R&D Americas, Inc. [member]
Disclosure of subsidiaries [line items]
Company	Honda R&D Americas, Inc.
Country of Incorporation	U.S.A.
Function	Research & Development
Percentage Ownership	100.00%
Percentage Voting Interest	100.00%
Honda Canada Inc. [member]
Disclosure of subsidiaries [line items]
Company	Honda Canada Inc.
Country of Incorporation	Canada
Function	Manufacturing and Sales
Percentage Ownership	100.00%
Percentage Voting Interest	100.00%
Honda Canada Finance Inc. [member]
Disclosure of subsidiaries [line items]
Company	Honda Canada Finance Inc.
Country of Incorporation	Canada
Function	Finance
Percentage Ownership	100.00%
Percentage Voting Interest	100.00%
Honda de Mexico, S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Company	Honda de Mexico, S.A. de C.V.
Country of Incorporation	Mexico
Function	Manufacturing and Sales
Percentage Ownership	100.00%
Percentage Voting Interest	100.00%
Honda Motor Europe Limited [member]
Disclosure of subsidiaries [line items]
Company	Honda Motor Europe Limited
Country of Incorporation	U.K.
Function	Coordination of Subsidiaries Operation and Sales
Percentage Ownership	100.00%
Percentage Voting Interest	100.00%
Honda of the U.K. Manufacturing Ltd. [member]
Disclosure of subsidiaries [line items]
Company	Honda of the U.K. Manufacturing Ltd.
Country of Incorporation	U.K.
Function	Manufacturing
Percentage Ownership	100.00%
Percentage Voting Interest	100.00%
Honda Finance Europe plc [member]
Disclosure of subsidiaries [line items]
Company	Honda Finance Europe plc
Country of Incorporation	U.K.
Function	Finance
Percentage Ownership	100.00%
Percentage Voting Interest	100.00%
Honda Bank GmbH [member]
Disclosure of subsidiaries [line items]
Company	Honda Bank GmbH
Country of Incorporation	Germany
Function	Finance
Percentage Ownership	100.00%
Percentage Voting Interest	100.00%
Honda Turkiye A.S [member]
Disclosure of subsidiaries [line items]
Company	Honda Turkiye A.S
Country of Incorporation	Turkey
Function	Manufacturing and Sales
Percentage Ownership	100.00%
Percentage Voting Interest	100.00%
Honda Motor (China) Investment Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company	Honda Motor (China) Investment Co., Ltd.
Country of Incorporation	China
Function	Coordination of Subsidiaries Operation and Sales
Percentage Ownership	100.00%
Percentage Voting Interest	100.00%
Honda Auto Parts Manufacturing Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company	Honda Auto Parts Manufacturing Co., Ltd.
Country of Incorporation	China
Function	Manufacturing
Percentage Ownership	100.00%
Percentage Voting Interest	100.00%
Honda Motorcycle & Scooter India (Private) Ltd. [member]
Disclosure of subsidiaries [line items]
Company	Honda Motorcycle & Scooter India (Private) Ltd.
Country of Incorporation	India
Function	Manufacturing and Sales
Percentage Ownership	100.00%
Percentage Voting Interest	100.00%
Honda Cars India Limited [member]
Disclosure of subsidiaries [line items]
Company	Honda Cars India Limited
Country of Incorporation	India
Function	Manufacturing and Sales
Percentage Ownership	100.00%
Percentage Voting Interest	100.00%
P.T. Honda Precision Parts Manufacturing [member]
Disclosure of subsidiaries [line items]
Company	P.T. Honda Precision Parts Manufacturing
Country of Incorporation	Indonesia
Function	Manufacturing
Percentage Ownership	100.00%
Percentage Voting Interest	100.00%
P.T. Honda Prospect Motor [member]
Disclosure of subsidiaries [line items]
Company	P.T. Honda Prospect Motor
Country of Incorporation	Indonesia
Function	Manufacturing and Sales
Percentage Ownership	51.00%
Percentage Voting Interest	51.00%
Honda Malaysia Sdn Bhd [member]
Disclosure of subsidiaries [line items]
Company	Honda Malaysia Sdn Bhd
Country of Incorporation	Malaysia
Function	Manufacturing and Sales
Percentage Ownership	51.00%
Percentage Voting Interest	51.00%
Honda Taiwan Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company	Honda Taiwan Co., Ltd.
Country of Incorporation	Taiwan
Function	Sales
Percentage Ownership	100.00%
Percentage Voting Interest	100.00%
Asian Honda Motor Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company	Asian Honda Motor Co., Ltd.
Country of Incorporation	Thailand
Function	Coordination of Subsidiaries Operation and Sales
Percentage Ownership	100.00%
Percentage Voting Interest	100.00%
Honda Leasing (Thailand) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company	Honda Leasing (Thailand) Co., Ltd.
Country of Incorporation	Thailand
Function	Finance
Percentage Ownership	100.00%
Percentage Voting Interest	100.00%
Honda Automobile (Thailand) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company	Honda Automobile (Thailand) Co., Ltd.
Country of Incorporation	Thailand
Function	Manufacturing and Sales
Percentage Ownership	89.00%
Percentage Voting Interest	89.00%
Thai Honda Manufacturing Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company	Thai Honda Manufacturing Co., Ltd.
Country of Incorporation	Thailand
Function	Manufacturing
Percentage Ownership	83.00%
Percentage Voting Interest	83.00%
A.P. Honda Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company	A.P. Honda Co., Ltd.
Country of Incorporation	Thailand
Function	Sales
Percentage Ownership	61.00%
Percentage Voting Interest	61.00%
Honda Vietnam Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company	Honda Vietnam Co., Ltd.
Country of Incorporation	Vietnam
Function	Manufacturing and Sales
Percentage Ownership	70.00%
Percentage Voting Interest	70.00%
Honda Motor de Argentina S.A. [member]
Disclosure of subsidiaries [line items]
Company	Honda Motor de Argentina S.A.
Country of Incorporation	Argentina
Function	Manufacturing and Sales
Percentage Ownership	100.00%
Percentage Voting Interest	100.00%
Honda South America Ltda. [member]
Disclosure of subsidiaries [line items]
Company	Honda South America Ltda.
Country of Incorporation	Brazil
Function	Coordination of Subsidiaries Operation
Percentage Ownership	100.00%
Percentage Voting Interest	100.00%
Banco Honda S.A. [member]
Disclosure of subsidiaries [line items]
Company	Banco Honda S.A.
Country of Incorporation	Brazil
Function	Finance
Percentage Ownership	100.00%
Percentage Voting Interest	100.00%
Honda Automoveis do Brasil Ltda. [member]
Disclosure of subsidiaries [line items]
Company	Honda Automoveis do Brasil Ltda.
Country of Incorporation	Brazil
Function	Manufacturing and Sales
Percentage Ownership	100.00%
Percentage Voting Interest	100.00%
Moto Honda da Amazonia Ltda. [member]
Disclosure of subsidiaries [line items]
Company	Moto Honda da Amazonia Ltda.
Country of Incorporation	Brazil
Function	Manufacturing and Sales
Percentage Ownership	100.00%
Percentage Voting Interest	100.00%